INTANGIBLE ASSET, NET - Schedule of estimated amortization expenses of above intangible assets for future years (Details)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSET, NET
2021	¥ 7,900,862
2022	7,872,291
2023	7,341,894
2024	6,260,297
2025	3,850,000
Thereafter	18,859,168
Total	¥ 52,084,512